Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025 (remaining)	$ 241,006
2026	490,449	$ 476,164
2027	206,864	490,449
Total payments	938,319	1,173,477
Less: Interest	(71,558)	(110,844)
Present value of obligations	$ 866,761	$ 1,062,633	$ 1,423,938